Fair Value - Investments measured at fair value using NAV as a practical expedient (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	$ 2,111,930	$ 2,967,816
Remaining unfunded commitment	365,682	495,341
Equities	929,886	1,751,584
Other invested assets	3,117,861	3,317,260
Fair value based on NAV as practical expedient
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Equities	840,318	1,621,019
Other invested assets	1,271,612	1,346,797
Fund investments
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Equities	840,318	1,621,019	[1]
Other invested assets	1,307,886	1,358,536	[1]
Fund investments | Fair value based on NAV as practical expedient
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Equities	840,318	1,621,019	[1]
Other invested assets	1,271,612	1,346,797	[1]
Public equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	629,125	1,461,620
Remaining unfunded commitment	0	0
Public equity funds | Three years
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	$ 422,000
Public equity funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period	30 days
Public equity funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period	60 days
Private equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	$ 389,736	499,289
Remaining unfunded commitment	$ 150,458	195,871
Private equity funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period	5 years
Private equity funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period	10 years
Private credit funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	$ 404,065	294,760
Remaining unfunded commitment	$ 67,815	184,590
Private credit funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period	5 years
Private credit funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period	10 years
Multi-strategy funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	$ 689,004	712,147
Remaining unfunded commitment	147,409	114,880
Multi-strategy funds | Quarterly Redemption Rights
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	$ 314,000	$ 384,000
Notice period	60 days
Redemption restriction period	36 months
Multi-strategy funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period	5 years
Multi-strategy funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period	10 years

[1]	The classification of fund investments was revised from Level 3 to "Fair values based on NAV practical expedient" in order to align the disclosure with the valuation methodology used by the Company. In addition, the classification of certain investments in corporate loans was revised from Level 3 to Level 2 to reflect the appropriate fair value hierarchy level for investments with quoted prices, and one investment was reclassified from corporate loans to fund investments. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. These revisions are not considered to be material to previously issued financial statements.